General information	6 Months Ended
Dec. 31, 2019
General information
General information

1         General information

Manchester United plc (the “Company”) and its subsidiaries (together the “Group”) is a men's and women's professional football club together with related and ancillary activities. The Company incorporated under the Companies Law (as amended) of the Cayman Islands. The Company’s shares are listed on the New York Stock Exchange under the symbol “MANU”.

These financial statements are presented in pounds sterling and all values are rounded to the nearest thousand (£’000) except when otherwise indicated.

These interim consolidated financial statements were approved for issue by the Audit Committee on 25 February 2020.